Description of Organization and Business Operations (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	11 Months Ended
	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Description of Organization and Business Operations [Abstract]
Entity date of incorporation	Mar. 14, 2008
Entity date of Initial Public Offering	Jul. 01, 2008
Navios Holdings' voting interest in Navios Acquisition	43.00%
Navios Holdings' economic interest in Navios Acquisition	46.10%
Statement [Line Items]
Common stock shares outstanding	151,664,942		136,714,942
Preferred stock shares outstanding	4,540		4,540
Preferred stock shares issued	4,540		4,540
Series C Convertible Preferred Stock
Statement [Line Items]
Preferred stock shares issued	1,000
Series D Convertible Preferred Stock
Statement [Line Items]
Preferred stock shares outstanding	1,200		1,200	600
Preferred stock shares issued	1,200		1,200
Navios Midstream
Statement [Line Items]
Navios Midstream IPO net proceeds		$ 110,403
Proceeds from $126,000 Navios Midstream credit facility		$ 104,451
Navios GP LLC general partner interest in Navios Midstream		2.00%
Navios Midstream | Subordinated Units
Statement [Line Items]
Units exchanged		9,342,692
Navios Midstream | Common Units
Statement [Line Items]
Units exchanged		1,242,692
Navios Midstream | General Partner Units
Statement [Line Items]
Units exchanged		381,334